Schedule of investments

Delaware Tax-Free USA Fund November 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.99%
Corporate Revenue Bonds - 14.25%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	19,975,000	$20,077,871
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,554,481
Series A 5.00% 9/1/35	2,160,000	2,842,970
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A
6.50% 1/1/49 (AMT)#•	5,050,000	4,778,461
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Capital Appreciation-Asset-Backed) Series B
1.548% 6/1/47 ^	9,410,000	1,576,457
Hoover Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	5,000,000	5,392,700
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A
7.00% 3/1/39 (AMT)#	5,700,000	5,757,000
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,747,940
Series A 5.00% 9/1/46	2,500,000	3,524,675
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,890,000	2,403,324
Series B 6.50% 11/1/39	5,000,000	7,749,400
Series C 6.50% 11/1/39	1,500,000	2,324,820
New Jersey Economic Development Authority Revenue
(Continental Airlines Project) Series B
5.625% 11/15/30 (AMT)	1,365,000	1,563,471
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	932,963
New York Transportation Development Corporation
Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopement Project) Series 2018
4.00% 1/1/36 (AMT)	910,000	990,399
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	7,592,800
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	2,136,176
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,148,317

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Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	$2,075,266
Virginia Tobacco Settlement Financing
(Capital Appreciation)
Series C 2.419% 6/1/47 ^	31,035,000	3,482,748
Series D 2.601% 6/1/47 ^	18,105,000	1,872,057
		88,524,296
Education Revenue Bonds - 9.68%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,385,000	1,590,825
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,148,022
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,165,190
(Stanford University) Series V-1 5.00% 5/1/49	12,325,000	18,778,247
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	844,564
Capital Trust Agency, Florida Revenue
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	2,122,100
City of Columbia Heights, Minnesota Charter School Lease
Revenue
(Prodeo Academy Project) Series A 5.00% 7/1/49	1,000,000	1,035,370
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	2,088,668
Series A 5.00% 2/15/50	540,000	605,394
New Jersey Economic Development Authority
(Provident Group - Montclair State University)
5.00% 6/1/42 (AGM)	1,250,000	1,456,900
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	3,000,000	3,047,880
Pima County, Arizona Industrial Development Authority
Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	655,000	676,202
144A 5.00% 6/15/52 #	560,000	576,078
University of California
Series AZ 5.25% 5/15/58	2,860,000	3,515,884

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Michigan
Series A 5.00% 4/1/30	1,000,000	$1,300,280
University of Texas System Board of Regents
Series B 5.00% 8/15/49	12,500,000	19,178,750
		60,130,354
Electric Revenue Bonds - 5.37%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	2,906,325
Long Island, New York Power Authority Electric System
Revenue
5.00% 9/1/47	1,605,000	1,909,661
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3 & 4 Project) Series A 5.00% 1/1/56	2,600,000	3,003,364
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,135,000	2,406,113
Series CCC 5.25% 7/1/27 ‡	300,000	230,250
Series WW 5.00% 7/1/28 ‡	400,000	307,000
Series XX 5.25% 7/1/40 ‡	2,870,000	2,202,725
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,413,108
(Salt River Project Electric System)
Series A 5.00% 1/1/30	6,000,000	7,568,640
Series A 5.00% 1/1/39	4,000,000	4,917,040
Series A 5.00% 1/1/47	2,000,000	2,521,080
		33,385,306
Healthcare Revenue Bonds - 13.90%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,126,330
Allegheny County, Pennsylvania Hospital Development
Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,800,000	1,930,032
Series A 5.00% 4/1/47	1,800,000	2,108,790
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D
7.25% 1/1/52	2,500,000	2,586,250
(Senior Living, LLC Project Second Tier) Series B
5.00% 1/1/47	2,500,000	2,537,050
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	1,070,000	1,193,146

NQ- 011 [11/19] 1/20 (1050106) 3

Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Second Tier - Great Lakes Senior Living Communities
LLC Project)
Series B 5.00% 1/1/49	400,000	$436,328
Series B 5.125% 1/1/54	470,000	513,268
Brookhaven Development Authority Revenue, Georgia
(Children’s Healthcare of Atlanta) Series A 4.00% 7/1/49	1,810,000	2,008,430
California Health Facilities Financing Authority Revenue
(Kaiser Permanente)
Series A-2 4.00% 11/1/44	2,000,000	2,213,740
Series A-2 5.00% 11/1/47	2,105,000	3,202,652
(Sutter Health) Series A 5.00% 11/15/38	1,000,000	1,224,590
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	2,967,205
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A
4.00% 11/15/43	3,000,000	3,356,190
(American Baptist) 8.00% 8/1/43	2,040,000	2,309,668
(Cappella of Grand Junction Project) 144A
5.00% 12/1/54 #	2,100,000	2,171,799
(CommonSpirit Health)
Series A-1 4.00% 8/1/44	1,000,000	1,077,380
Series A-2 4.00% 8/1/49	2,000,000	2,136,340
Series A-2 5.00% 8/1/44	1,750,000	2,067,660
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	2,089,237
(Sanford Health) Series A 5.00% 11/1/49	1,660,000	1,983,932
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,560,505
5.50% 2/15/57	3,000,000	3,473,550
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A
6.00% 1/1/48 #	1,195,000	1,252,384
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,335,400
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	1,658,565
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,446,987

4 NQ- 011 [11/19] 1/20 (1050106)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	$470,036
144A 5.00% 12/1/35 #	1,200,000	1,405,788
144A 5.00% 12/1/37 #	800,000	932,520
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	3,104,010
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL)^	775,000	742,349
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	120,000	134,926
Series A 7.50% 6/1/49	610,000	686,982
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,785,000	1,803,118
Series A 144A 6.75% 12/1/53 #	3,115,000	3,156,834
Pennsylvania Higher Educational Facilities Authority
Revenue
(University Of Pennsylvania Health System)
4.00% 8/15/49	8,000,000	8,820,400
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
5.00% 6/1/36 #	540,000	580,522
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,558,233
Tarrant County, Texas Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	1,400,000	1,628,830
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,064,460
(Mirabella At ASU Project) Series A 144A
6.125% 10/1/52 #	690,000	784,689
Washington Health Care Facilities Authority Revenue
(CommonSpirit Health) Series A-2 5.00% 8/1/44	3,000,000	3,544,560
		86,385,665

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Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds - 2.82%
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project
Pipeline) 144A 5.00% 7/1/39 #	1,000,000	$1,206,400
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A
5.00% 6/15/57	1,620,000	1,793,648
New Jersey Economic Development Authority
(School Facilities Construction) Series GG 5.75% 9/1/23	100,000	105,167
(State Government Buildings Project) Series A
5.00% 6/15/47	2,250,000	2,521,710
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,420,500
Oceanside Public Financing Authority, California
(El Corazon Aquatics Center Project) 4.00% 11/1/49	1,000,000	1,119,910
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	2,245,000	2,334,845
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	3,005,864
		17,508,044
Local General Obligation Bonds - 9.04%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,232,928
Series A 5.50% 1/1/49	1,530,000	1,807,940
Series A 6.00% 1/1/38	595,000	715,434
Chicago, Illinois Board of Education
5.00% 4/1/42	1,060,000	1,189,755
5.00% 4/1/46	1,085,000	1,212,433
Series H 5.00% 12/1/46	1,775,000	1,981,699
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,038,925
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	7,020,000	8,407,643
Series A 5.00% 9/1/25	8,000,000	9,692,880
New York City, New York
Series E-1 5.00% 3/1/44	5,000,000	6,012,200
Series F-1 5.00% 4/1/45	5,355,000	6,440,298
Subseries D-1 4.00% 12/1/42	1,700,000	1,911,412
Subseries D-1 5.00% 10/1/36	6,500,000	6,924,645

6 NQ- 011 [11/19] 1/20 (1050106)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Wake County, North Carolina
Series A 5.00% 3/1/27	3,650,000	$4,585,678
		56,153,870
Pre-Refunded/Escrowed to Maturity Bonds - 7.88%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	5,295,000	5,422,557
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	5,425,534
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	6,000,000	6,427,140
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,356,659
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A
5.75% 6/1/35-20§	5,075,000	5,189,999
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair State University)
5.875% 6/1/42-20§	4,225,000	4,325,471
(School Facilities Construction) Series G
5.75% 9/1/23-21§	900,000	950,184
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	14,881,733
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,557,090
Southwestern Illinois Development Authority Revenue
(Memorial Group) 7.125% 11/1/43-23§	2,000,000	2,446,240
		48,982,607
Special Tax Revenue Bonds - 9.08%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project) 144A 5.375% 5/1/42 #	1,525,000	1,711,645
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	2,000,000	2,090,940
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/50 #	725,000	787,625
Massachusetts Bay Transportation Authority
Series A 5.00% 7/1/31	5,000,000	6,689,050
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,973,825

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Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	$4,173,269
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,877,317
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,005,020
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2011)
Series C 5.25% 11/1/25	4,430,000	4,599,049
Series D-1 5.00% 2/1/26	3,000,000	3,133,800
(Future Tax Secured Fiscal 2014) Series A-1
5.00% 11/1/42	10,000,000	11,223,700
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	2,155,000	2,578,953
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,456,000	1,507,295
Series A-1 4.75% 7/1/53	3,546,000	3,669,578
Series A-1 5.00% 7/1/58	5,465,000	5,742,349
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL)	220,000	225,694
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	1,280,000	1,406,259
		56,395,368
State General Obligation Bonds - 13.26%
California State
5.25% 11/1/40	3,795,000	3,937,692
Various Purposes
5.00% 8/1/27	2,500,000	3,084,825
5.00% 3/1/30	5,000,000	5,926,650
5.00% 4/1/32	1,400,000	1,898,554
5.00% 10/1/47	2,145,000	2,521,576
Commonwealth of Massachusetts
Series A 5.25% 1/1/33	3,000,000	3,871,110
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,052,800
5.00% 7/15/28	4,125,000	5,202,904

8 NQ- 011 [11/19] 1/20 (1050106)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Connecticut State
Series B 5.00% 6/15/35	2,475,000	$2,846,547
Series E 5.00% 9/15/35	2,500,000	3,065,050
Series E 5.00% 9/15/37	2,250,000	2,737,373
Florida State
(Department Of Transportation Right-of-Way Acquisition
and Bridge Construction)
Series A 4.00% 7/1/33	2,500,000	2,903,725
Series A 4.00% 7/1/34	3,660,000	4,235,279
Illinois State
5.00% 1/1/29	5,405,000	6,060,518
5.00% 5/1/36	480,000	520,757
5.00% 11/1/36	1,780,000	1,986,462
5.00% 2/1/39	830,000	892,947
Series A 5.00% 4/1/38	785,000	836,449
Series C 5.00% 11/1/29	3,050,000	3,473,706
(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,320,000	8,666,528
Maryland State
Series A 5.00% 3/15/26	5,000,000	6,123,300
Series A 5.00% 3/15/28	5,000,000	6,393,700
Texas State
(Transportation Commission Mobility) Series A
5.00% 10/1/33	1,755,000	2,164,231
		82,402,683
Transportation Revenue Bonds - 13.90%
Atlanta, Georgia Department of Aviation
(Airport Revenue) Series B 4.00% 7/1/49 (AMT)	4,590,000	5,068,691
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,025,000	2,280,454
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,698,603
Series D 5.25% 1/1/42	2,000,000	2,392,140
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,179,620
5.00% 11/1/36 (AMT)	1,000,000	1,177,130
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	4,706,513
Minneapolis – St. Paul, Minnesota Metropolitan Airports
Commission Revenue
Series A 5.00% 1/1/44	1,750,000	2,162,895
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,776,100

NQ- 011 [11/19] 1/20 (1050106) 9

Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Texas Tollway Authority Revenue
(Second Tier) Series A 5.00% 1/1/34	5,000,000	$5,764,950
Series A 5.00% 1/1/43	7,000,000	8,355,690
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	4,943,529
Series 8 6.50% 12/1/28	5,500,000	5,742,220
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	3,993,401
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	517,032
Series B 5.00% 1/1/42 (AMT)	450,000	520,106
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,185,593
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	5,907,024
7.50% 6/30/33	1,560,000	1,618,718
(NTE Mobility Partners Segments 3 LLC Segment 3C
Project) 5.00% 6/30/58 (AMT)	12,000,000	13,953,960
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,881,378
7.00% 12/31/38 (AMT)	1,830,000	2,141,118
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,389,531
		86,356,396
Water & Sewer Revenue Bonds - 0.81%
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,664,125
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,382,620
		5,046,745
Total Municipal Bonds (cost $582,244,824)		621,271,334

Short-Term Investments – 0.10%
Variable Rate Demand Notes - 0.10%¤
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series B-4
1.18% 12/1/35 (LOC-Toronto-Dominion Bank N. A. )	300,000	300,000

10 NQ- 011 [11/19] 1/20 (1050106)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Denver, Colorado City & County Series A-2
1.18% 12/1/29 (SPA - JPMorgan Chase Bank N. A. )	200,000	$200,000
Idaho Health Facilities Authority Revenue (St. Luke’s
Health System Project) Series C
1.13% 3/1/48 (LOC – US Bank N. A. )	100,000	100,000
Total Short-Term Investments (cost $600,000)		600,000
Total Value of Securities – 100.09%
(cost $582,844,824)		621,871,334

Liabilities Net of Receivables and Other Assets – (0.09%)		(544,038)
Net Assets Applicable to 52,818,876 Shares Outstanding – 100.00%		$621,327,296

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $36,677,824, which represents
5.90% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Nov. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.

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Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

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